Exchange rates - Summary of Currencies Translations and Relevant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
USD
Disclosure of foreign exchange rates [line items]
Average rates:	1.24	1.24	1.38
Period end rates:	1.27	1.20	1.35
EUR
Disclosure of foreign exchange rates [line items]
Average rates:	1.15	1.17	1.16
Period end rates:	1.15	1.13	1.19
JPY
Disclosure of foreign exchange rates [line items]
Average rates:	175	161	151
Period end rates:	180	159	155